DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2014
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

In August 2012, the VLCC Hampstead was contracted to be sold to an unrelated third party, but the sale was not completed due to the buyer's default. The Company retained the deposit received in the amount of $2.4 million. In September 2012, the Company sold the VLCC Hampstead for net proceeds of $22.2 million and recorded a loss on sale of $12.7 million (including the deposit received). In October 2012, the Company sold the VLCC Titan Venus for net proceeds of $19.8 million. The Company recorded an impairment loss of $14.7 million in the third quarter of 2012 with respect to this vessel and there was no gain or loss on its sale. In December 2012, the Company sold the VLCC Kensington for net proceeds of $22.5 million. The Company recorded an impairment loss of $13.5 million in the third quarter of 2012 with respect to this vessel and there was a loss on sale of $0.4 million. The Company recorded an impairment loss of $13.4 million in the third quarter of 2012 with respect to the VLCC Mayfair. This vessel was classified as held for sale at December 31, 2012.

In April 2013, the Company sold the VLCC Mayfair for scrap for net proceeds of $16.9 million. The Company recorded an impairment loss of $5.3 million in the first quarter of 2013 with respect to this vessel and there was no gain or loss on its sale. The Company recorded a gain of $0.2 million in 2013 from the sale of equipment for cash proceeds of $0.2 million.

Net loss from discontinued operations in the year ended December 31, 2014, comprises primarily of legal fees incurred in connection with claims for unpaid charter hire and damages following early termination of charters.

Amounts recorded with respect to discontinued operations in each of the years ended December 31, 2014, 2013 and 2012 are as follows;

(in thousands of $)	2014	2013	2012
Carrying value of vessels disposed of in 2012	—	—	107,027
Carrying value of vessel held for sale at December 31, 2012	—	—	21,523
Per Statement of Operations;
Operating revenues	—	(226)	24,513
Net gain (loss) on sale of assets	—	254	(13,088)
Impairment loss on vessels	—	(5,342)	(41,597)
Net loss	(258)	(7,433)	(59,311)